Equity - Schedule of Share Capital (Details) - shares	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 04, 2025	Aug. 31, 2025	Jun. 10, 2025	Dec. 31, 2024	Jan. 16, 2023
Disclosure Of Classes Of Share Capital Abstract
Number of shares authorized	66,667,000						6,667,000
Number of shares issued	2,000	66	16	34,000	154	16	230	27
Number of shares outstanding	2,000						230